Related Party Transactions	6 Months Ended
Dec. 31, 2021
Related party transactions [Abstract]
Related party transactions
11	Related party transactions

During the half-year ended 31 December 2021 the Group paid a total of A$37,500 (excl. GST) in corporate advisory fees to Montoya Pty Ltd, an associated entity of Mr. Lawrence Gozlan, a director of the Group and A$101,400 (excl. GST) in corporate advisory fees to Kemdev Pty Ltd, an associated entity of Mr. Geoffrey Kempler. A$75,000 (excl. GST) is payable to Kemdev Pty Ltd at the end of the period.

There were no other related party transactions other than those related to director and key management personnel remuneration and equity and transactions by the Group and its subsidiaries.